Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Entity Registrant Name	OR ROYALTIES INC.
Entity Central Index Key	0001627272
Current Fiscal Year End Date	--12-31
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Entity Common Stock, Shares Outstanding	187,152,235
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-37814
Entity Incorporation, State or Country Code	Z4
Entity Address, Postal Zip Code	H3B 2S2
Entity Address, Address Line One	1100 avenue des Canadiens-de-Montréal
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Montreal
Entity Address, State or Province	QC
City Area Code	514
Local Phone Number	940-0670
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	OR
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Montréal, Canada
Auditor Firm ID	271
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Primary SIC Number	1040
Auditor Opinion [Text Block]

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheets of OR Royalties Inc. and its subsidiaries (the Company) as of December 31, 2025 and 2024, and the related consolidated statements of income, of comprehensive income (loss), of changes in equity and of cash flows for the years then ended, including the related notes (collectively referred to as the consolidated financial statements). We also have audited the Company's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and its financial performance and its cash flows for the years then ended in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO.

Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Postal Zip Code	10005
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	894-8940